CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF INCOME
NET SALES	R$ 43,814,661	R$ 39,644,010	R$ 46,159,478
Cost of sales	(37,884,102)	(35,440,726)	(40,010,100)
GROSS PROFIT	5,930,559	4,203,284	6,149,378
Selling expenses	(512,950)	(476,339)	(570,431)
General and administrative expenses	(1,017,435)	(954,117)	(1,082,449)
Other operating income	1,763,684	636,847	235,421
Other operating expenses	(645,985)	(187,647)	(270,413)
Impairment of financial assets	(64,132)	(21,044)	(9,914)
Impairment of non-financial assets	(411,925)	0	0
Gains and losses on assets held for sale and sales of interest in subsidiaries	0	0	(414,507)
Equity in earnings of unconsolidated companies	152,569	(17,050)	10,141
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	5,194,385	3,183,934	4,047,226
Financial income	194,092	223,213	204,000
Financial expenses	(1,448,461)	(1,469,754)	(1,579,341)
Bonds Repurchases expenses	(239,273)	0	(223,925)
Exchange variations, net	(204,291)	(247,555)	(322,621)
Gains and losses on derivative financial instruments, net	(774)	(15,118)	32,092
INCOME (LOSS) BEFORE TAXES	3,495,678	1,674,720	2,157,431
Current	(908,051)	(240,400)	(629,209)
Deferred	(199,573)	(217,433)	798,160
Income and social contribution taxes	(1,107,624)	(457,833)	168,951
NET INCOME	2,388,054	1,216,887	2,326,382
ATTRIBUTABLE TO:
Owners of the parent	2,365,763	1,203,736	2,303,868
Non-controlling interests	22,291	13,151	22,514
NET INCOME	R$ 2,388,054	R$ 1,216,887	R$ 2,326,382
EARNINGS PER SHARE
Basic earnings per share - preferred and common - (R$)	R$ 1.39	R$ 0.71	R$ 1.35
Diluted earnings per share - preferred and common - (R$)	R$ 1.38	R$ 0.70	R$ 1.34